Significant Accounting Policies - Schedule of Significant Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Panama [member] | Copa Airlines [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	99.90%	99.90%
Panama [member] | LNA [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	100.00%	100.00%
Colombia [member] | AeroRepublica [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	99.90%	99.90%
British Virgin Islands [member] | Oval [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	100.00%	100.00%